N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Solutions Cornerstone
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Premier Solutions Cornerstone | ColumbiaSeligmanTechnologyandInformationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(15.16%)
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Premier Solutions Cornerstone | ColumbiaSelectSmallCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Fund - Advisor Class*
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC